Average Annual Total Returns - MFS® Total Return Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
10 Years	3.84%
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
BlendedIndexreflectsnodeductionformutualfundfeesorexpenses [Member]
Average Annual Return:
1 Year	14.73%
5 Years	11.10%
10 Years	10.02%
Class A
Average Annual Return:
1 Year	9.76%
5 Years	8.90%
10 Years	8.49%
Class B
Average Annual Return:
1 Year	9.49%
5 Years	8.63%
10 Years	8.22%
Class E
Average Annual Return:
1 Year	9.60%
5 Years	8.74%
10 Years	8.33%
Class F
Average Annual Return:
1 Year	9.54%
5 Years	8.69%
10 Years	8.28%